Basis of accounting, Currency translation rates (Tables)	6 Months Ended
Jun. 30, 2026
Foreign Exchange Rates [Line Items]
Currency translation rates
Currency translation rates
Closing exchange rate Average rate
1
As of For the quarter ended Year-to-date
30.6.26 31.3.26 31.12.25 30.6.25 30.6.26 31.3.26 30.6.25 30.6.26 30.6.25
1 CHF 1.24 1.25 1.26 1.26 1.27 1.28 1.23 1.27 1.17
1 EUR 1.14 1.16 1.17 1.18 1.16 1.17 1.15 1.17 1.10
1 GBP 1.33 1.32 1.35 1.37 1.34 1.35 1.35 1.35 1.31
100 JPY 0.61 0.63 0.64 0.69 0.63 0.63 0.70 0.63 0.68
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars using month-end rates. Disclosed average rates for a quarter represent an average
of three month-end rates,
weighted according to the
income and expense volumes
of all operations
of UBS AG with
the same functional currency
for each month. Weighted
-average rates for
individual business
divisions may deviate from the weighted-average rates for UBS AG.